Capital Management - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Risk Management [Line Items]
Dividends payable to shareholders	$ 0
Total managed capital	8,187,423,000	$ 1,251,660,000
Proceeds from issuance of common shares and warrants	5,072,500,000	470,670,000
Constellation Brands Inc
Disclosure Of Financial Risk Management [Line Items]
Proceeds from issuance of common shares and warrants	$ 5,072,500,000	$ 5,072,500